First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 86.5%
	Aerospace & Defense — 0.3%
$3,969,925	TransDigm, Inc., Term Loan H, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	02/22/27	$3,979,333
2,500,114	TransDigm, Inc., Term Loan J, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	02/28/31	2,506,127
				6,485,460
	Application Software — 14.0%
2,644,686	Applied Systems, Inc., 2026 Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.85%	09/19/26	2,655,265
25,713,609	CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.70%	09/21/28	25,691,109
12,174,374	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	09/30/28	12,178,940
14,016,554	Epicor Software Corp., Term Loan C (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	07/30/27	14,042,134
30,568,131	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	10/01/27	29,788,644
15,540,303	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	12/01/27	15,574,336
14,784,578	Informatica Corp., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.20%	10/29/28	14,786,426
4,987,310	Instructure Holdings, Inc., Term Loan B, 6 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.68%	10/30/28	4,990,452
11,729,668	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	04/20/28	11,506,981
11,578,646	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.58%	02/23/29	11,142,015
1,442,263	ION Trading Technologies Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.20%	04/01/28	1,422,281
30,445,537	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	08/31/27	13,903,411
16,034,736	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.20%	02/28/29	15,922,493
16,134,364	Open Text Corp. (GXS), 2023 Replacement Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	01/31/30	16,158,646
27,016,672	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	05/30/25	27,065,167
2,577,778	PowerSchool Holdings, Inc. (Severin), Extended Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.56%	08/01/27	2,583,900
2,491,794	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.06%	10/31/30	2,500,104
14,335,603	RealPage, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor	11.95%	04/22/29	14,358,898
12,664,442	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	04/24/28	12,414,763
3,466,667	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Initial Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor (c)	9.32%	02/12/31	3,432,000
25,558,792	SolarWinds Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	02/05/27	25,617,449
315,522	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.57%	06/04/28	308,423

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$368,875	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.20%	07/07/28	$369,336
13,272,608	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.81%	02/15/31	13,305,790
8,881,946	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.68%	02/28/27	8,898,644
				300,617,607
	Asset Management & Custody Banks — 1.6%
17,171,216	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.20%	07/20/26	17,227,022
17,879,464	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.95%	04/07/28	17,788,815
				35,015,837
	Auto Parts & Equipment — 0.7%
12,976,317	Caliber Collision (Wand NewCo 3, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.09%	01/31/31	12,998,637
1,995,000	Clarios Global, L.P. (Power Solutions), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	05/06/30	1,998,740
				14,997,377
	Automotive Retail — 0.8%
17,223,088	Mavis Tire Express Services Topco Corp., 2024 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.08%	05/04/28	17,250,559
	Broadcasting — 3.8%
949,052	E.W. Scripps Co., Tranche B-3 Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.45%	01/07/28	943,823
11,492,774	Gray Television, Inc., Term Loan E, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.97%	01/02/26	11,494,038
24,939,453	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	05/01/26	21,905,069
6,502,712	iHeartCommunications, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	05/01/26	5,728,662
17,030,209	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.95%	09/19/26	17,034,382
15,898,673	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.95%	09/30/26	15,554,864
9,280,997	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	03/15/26	9,285,080
				81,945,918
	Building Products — 0.2%
1,959,369	American Builders & Contractors Supply Co., Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/31/31	1,960,594
2,100,777	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.88%	02/25/29	2,070,390
367,126	Quikrete Holdings, Inc., 2023 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.20%	03/18/29	367,546
				4,398,530

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Cable & Satellite — 1.6%
$22,366,768	Charter Communications Operating LLC, Term Loan B2, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.08%	02/01/27	$22,322,035
12,342,307	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/07/30	12,167,972
				34,490,007
	Casinos & Gaming — 1.7%
4,322,503	Caesars Entertainment, Inc. (f/k/a Eldorado Resorts), 2024 Term Loan, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.04%	01/24/31	4,319,801
17,593,741	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	01/27/29	17,566,647
492,500	Light & Wonder, Inc. (FKA Scientific Games International, Inc), Term Loan B-1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.08%	04/16/29	493,680
1,678,433	Scientific Games Holdings, L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.58%	04/04/29	1,667,246
13,000,000	Stars Group Holdings B.V. (Flutter Entertainment PLC), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.60%	11/30/30	12,967,500
				37,014,874
	Commercial Printing — 0.7%
15,970,621	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.43%	10/29/28	15,202,913
	Construction & Engineering — 0.2%
3,176,147	APi Group DE, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.70%	10/01/26	3,182,436
	Construction Materials — 0.1%
1,000,000	Summit Materials LLC, Term Loan B-2, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.83%	11/30/28	1,004,065
	Education Services — 0.6%
12,473,153	Ascensus Holdings, Inc. (Mercury), Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/02/28	12,445,899
	Electric Utilities — 0.2%
4,000,000	Vistra Operations Company LLC (TEX/TXU), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/20/30	3,971,860
	Electronic Equipment & Instruments — 0.6%
718,425	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.68%	11/03/28	711,493
12,783,020	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.64%	08/20/25	12,284,546
				12,996,039
	Environmental & Facilities Services — 0.3%
6,088,762	GFL Environmental, Inc., 2023 Refinancing Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.82%	05/31/27	6,100,209
	Food Distributors — 0.3%
6,759,550	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.45%	09/13/26	6,769,419
	Food Retail — 0.1%
1,000,000	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	02/03/29	1,006,045

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities — 1.7%
$13,533,750	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/24/28	$13,565,893
3,948,395	Gentiva Health Services, Inc. (Kindred at Home/Charlotte Buyer), Initial Term B Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.59%	02/11/28	3,958,937
18,164,782	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	03/06/27	18,176,226
				35,701,056
	Health Care Services — 2.2%
9,225,328	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	09/30/28	9,207,384
25,866,970	DaVita, Inc., Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.20%	08/12/26	25,839,034
3,336,984	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	11/01/28	3,337,435
8,850,000	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.83%	12/19/30	8,877,656
				47,261,509
	Health Care Supplies — 1.9%
40,246,168	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	10/21/28	40,223,027
	Health Care Technology — 10.6%
36,981,387	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.58%	02/15/29	36,542,233
7,406,997	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.70%	12/16/25	7,288,596
7,159,677	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	08/20/29	7,160,787
2,508,063	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	03/10/28	2,501,793
30,576,036	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	03/10/28	30,453,732
29,489,765	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	10/23/26	29,545,206
5,183,009	R1 RCM Holdco, Inc., 2023 Add on TL, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	06/21/29	5,198,118
4,308,396	R1 RCM Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	06/21/29	4,320,955
71,196,730	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.45%	08/27/25	71,361,906
32,754,723	Zelis Payments Buyer, Inc., Term Loan B-2, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.07%	09/28/29	32,761,601
				227,134,927
	Hotels, Resorts & Cruise Lines — 0.1%
1,747,882	Alterra Mountain Co., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	08/17/28	1,750,940
834,161	Four Seasons Holdings, Inc., 2023 Repricing Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.93%	11/30/29	835,417
				2,586,357

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Household Appliances — 0.0%
$1,045,977	Weber-Stephen Products LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.70%	10/31/27	$951,091
	Household Products — 0.1%
3,000,000	Energizer Spinco, Inc., 2020 Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.70%	12/22/27	2,994,375
	Human Resource & Employment Services — 0.0%
886,134	Alight, Inc. (fka Tempo Acq.), Fifth Incremental Term Loan 2023, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.08%	08/31/28	887,007
	Independent Power Producers & Energy Traders — 0.4%
5,985,000	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	07/31/30	5,958,277
2,135,897	Calpine Corp., 2024 Refi Term Loan B5, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/16/27	2,133,783
				8,092,060
	Industrial Machinery & Supplies & Components — 1.3%
6,980,672	Copeland (Emerald Debt Merger Sub LLC/EMRLD), Initial Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.31%	05/31/30	6,990,725
15,955,192	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	10/21/28	15,972,184
4,716,944	Filtration Group Corp., 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.70%	10/21/28	4,729,042
57,670	Gates Global LLC, Term Loan B-3, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	7.93%	03/31/27	57,680
512,162	TK Elevator Newco GMBH (Vertical US Newco, Inc.), New Term Loan B1 (USD), 6 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.08%	07/31/27	512,882
				28,262,513
	Insurance Brokers — 14.1%
34,255,542	Alliant Holdings I LLC, Term Loan B-6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.83%	11/06/30	34,365,845
4,964,918	AmWINS Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.20%	02/19/28	4,957,372
26,724,604	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.70%	02/19/28	26,641,090
12,692,850	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	02/12/27	12,665,877
12,965,468	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.83%	02/12/27	12,938,435
43,168,014	AssuredPartners, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	02/12/27	43,097,866
880,702	AssuredPartners, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.08%	02/13/27	880,795
10,268,227	BroadStreet Partners, Inc., 2023 Term B Loan, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	01/26/29	10,274,644
27,746,109	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	01/27/27	27,706,154
39,855,587	HUB International Ltd., 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	06/20/30	39,924,139
832,838	Hyperion Insurance Group Ltd. (aka - Howden Group), 2023 USD Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	04/18/30	833,433

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$9,974,555	IMA Financial Group, Inc., Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.20%	11/01/28	$9,980,789
8,599,450	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.70%	02/13/27	8,623,872
25,829,745	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	11/16/27	25,846,017
9,102,462	Ryan Specialty Group LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.08%	09/01/27	9,117,253
12,302,285	USI, Inc., 2023 Refi Tranche, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	09/29/30	12,303,577
22,809,118	USI, Inc., 2023-B New Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.35%	11/22/29	22,815,163
				302,972,321
	Integrated Telecommunication Services — 2.0%
8,456,751	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	8.32%	07/31/25	8,356,327
1,914,337	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.26%	01/31/26	1,879,639
12,550,927	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.64%	08/14/26	12,248,136
8,776,793	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.33%, 0.50% Floor	9.66%	03/09/27	7,473,045
14,799,979	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.45%	03/09/27	12,580,648
				42,537,795
	Internet Services & Infrastructure — 0.4%
8,979,487	Go Daddy Operating Co. LLC, Term Loan B4, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.45%	08/10/27	8,988,197
	Investment Banking & Brokerage — 0.1%
2,963,957	LPL Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.21%	11/12/26	2,966,077
	IT Consulting & Other Services — 0.3%
5,687,878	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.35%	07/06/29	5,705,653
	Life Sciences Tools & Services — 0.1%
2,901,918	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.45%	01/08/27	2,898,319
	Managed Health Care — 0.2%
4,701,045	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.90%	08/31/28	4,507,127
	Metal & Glass Containers — 1.2%
13,159,897	Berry Global, Inc., Term Loan Z, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	07/01/26	13,164,503
12,554,977	ProAmpac PG Borrower LLC, Term Loan (First Lien), 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	9.80%-9.87%	09/15/28	12,598,166
				25,762,669
	Other Diversified Financial Services — 0.2%
4,851,000	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Initial USD Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	12/31/30	4,857,573

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Packaged Foods & Meats — 0.5%
$10,650,073	Utz Quality Foods LLC, 2021 New Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.45%	01/20/28	$10,660,936
	Paper Packaging — 2.7%
34,534,732	Graham Packaging Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.45%	08/04/27	34,526,444
9,170,105	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.70%	02/05/26	9,187,298
1,774,221	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.70%	09/24/28	1,777,228
12,992,708	Reynolds Consumer Products LLC, Initial Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.18%	02/04/27	12,988,031
				58,479,001
	Pharmaceuticals — 2.1%
6,706,693	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), Lux Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.86%	07/01/28	6,721,347
1,670,977	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), US Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.86%	07/01/28	1,674,627
23,700,000	IQVIA, Inc., Incremental Term Loan B-4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.35%	01/02/31	23,775,603
12,380,219	Parexel International Corp. (Phoenix Newco), Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	11/15/28	12,362,144
				44,533,721
	Property & Casualty Insurance — 0.8%
17,725,157	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	02/24/28	17,751,834
	Research & Consulting Services — 3.8%
1,764,654	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.20%	02/04/28	1,765,871
37,237,224	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	01/31/31	37,237,224
29,733,183	Dun & Bradstreet Corp., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.09%	01/18/29	29,759,200
10,839,353	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	05/30/26	10,856,317
861,000	Veritext Corp. (VT TopCo, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	08/10/30	865,370
				80,483,982
	Restaurants — 4.2%
34,563,376	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term B-5 Loan, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	09/21/30	34,433,763
38,866,801	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.21%	12/15/27	38,831,627
17,169,199	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.45%	08/03/28	17,153,661
				90,419,051

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Security & Alarm Services — 0.9%
$19,852,157	Garda World Security Corp., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.62%	02/01/29	$19,892,457
	Specialized Consumer Services — 0.3%
4,355,132	Asurion LLC, New B-8 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.70%	12/23/26	4,342,632
1,984,496	Belron Finance US LLC, Dollar Second Incremental Facility Term Loan, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.83%	10/30/26	1,984,913
				6,327,545
	Specialized Finance — 0.2%
5,555,976	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.70%	09/25/26	4,520,704
	Specialty Chemicals — 0.2%
3,618,791	Avantor, Inc., Term Loan B5, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.68%	11/06/27	3,620,600
	Specialty Stores — 0.2%
3,871,982	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.86%	03/04/28	3,644,949
	Systems Software — 4.0%
13,769,203	Gen Digital, Inc. (fka NortonLifeLock, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.43%	09/12/29	13,744,350
13,402,133	Idera, Inc., Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.28%	03/02/28	13,372,783
10,395,000	Proofpoint, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.25%, 0.50% Floor	11.70%	08/31/29	10,459,969
2,564,009	Proofpoint, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	08/31/28	2,550,214
989,750	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.95%	03/05/27	990,710
8,023,531	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	04/16/25	8,027,382
7,546,770	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	04/16/25	7,550,393
25,584,883	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	04/16/25	25,596,908
2,488,264	SUSE (Marcel Bidco LLC), New Term Loan B3, Daily CME Term SOFR + 4.50%, 0.50% Floor	9.82%-9.91%	10/31/30	2,501,228
				84,793,937
	Trading Companies & Distributors — 0.9%
19,240,039	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.95%	06/04/28	19,163,849
825,596	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	06/04/28	822,244
				19,986,093
	Wireless Telecommunication Services — 1.0%
21,432,477	SBA Senior Finance II LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.34%	01/20/31	21,419,082
	Total Senior Floating-Rate Loan Interests			1,856,718,599
	(Cost $1,875,581,353)

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 9.6%
	Aerospace & Defense — 0.5%
$11,082,000	TransDigm, Inc. (d)	6.25%	03/15/26	$11,015,605
	Application Software — 0.1%
3,598,000	GoTo Group, Inc. (d)	5.50%	09/01/27	1,484,198
	Broadcasting — 1.0%
2,148,000	Gray Television, Inc. (d)	5.88%	07/15/26	2,106,941
18,561,000	Nexstar Media, Inc. (d)	5.63%	07/15/27	18,090,568
2,000,000	Sirius XM Radio, Inc. (d)	3.13%	09/01/26	1,868,390
				22,065,899
	Cable & Satellite — 3.1%
26,771,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	5.13%	05/01/27	25,840,204
21,129,000	CSC Holdings LLC (d)	7.50%	04/01/28	14,089,823
2,278,000	CSC Holdings LLC (d)	11.25%	05/15/28	2,309,917
28,542,000	CSC Holdings LLC (d)	6.50%	02/01/29	24,292,764
				66,532,708
	Casinos & Gaming — 0.7%
5,325,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	4.25%	12/01/26	5,130,221
10,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	5.75%	02/01/27	9,982,550
				15,112,771
	Health Care Facilities — 0.2%
3,798,000	Select Medical Corp. (d)	6.25%	08/15/26	3,800,138
	Health Care Services — 0.6%
14,939,000	Global Medical Response, Inc. (d)	6.50%	10/01/25	12,820,650
	Independent Power Producers & Energy Traders — 0.1%
1,250,000	Calpine Corp. (d)	5.25%	06/01/26	1,230,513
	Insurance Brokers — 0.5%
2,181,000	AmWINS Group, Inc. (d)	4.88%	06/30/29	2,037,583
9,728,000	AssuredPartners, Inc. (d)	7.00%	08/15/25	9,730,222
				11,767,805
	Integrated Telecommunication Services — 0.1%
2,291,000	Zayo Group Holdings, Inc. (d)	4.00%	03/01/27	1,744,752
	Internet Services & Infrastructure — 0.0%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (d)	5.25%	12/01/27	749,747
	Metal & Glass Containers — 0.2%
3,095,000	Berry Global, Inc. (d)	5.63%	07/15/27	3,071,409
583,000	Berry Global, Inc. (d)	5.65%	01/15/34	589,833
				3,661,242
	Paper Packaging — 0.4%
9,535,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (d)	4.00%	10/15/27	8,899,158
	Restaurants — 0.1%
3,185,000	IRB Holding Corp. (d)	7.00%	06/15/25	3,168,422
	Specialized Finance — 0.1%
2,882,000	Radiate Holdco LLC / Radiate Finance, Inc. (d)	4.50%	09/15/26	2,231,461
	Systems Software — 0.9%
788,000	Oracle Corp.	5.80%	11/10/25	800,073
18,639,000	SS&C Technologies, Inc. (d)	5.50%	09/30/27	18,314,648
				19,114,721

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors — 0.7%
$14,349,000	United Rentals North America, Inc. (d)	6.00%	12/15/29	$14,560,655
	Wireless Telecommunication Services — 0.3%
6,000,000	T-Mobile USA, Inc.	2.25%	02/15/26	5,692,286
	Total Corporate Bonds and Notes			205,652,731
	(Cost $217,143,357)
FOREIGN CORPORATE BONDS AND NOTES — 1.2%
	Application Software — 0.7%
3,910,000	Open Text Corp. (d)	6.90%	12/01/27	4,059,205
12,478,000	Open Text Corp. (d)	3.88%	02/15/28	11,600,794
				15,659,999
	Data Processing & Outsourced Services — 0.4%
10,187,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (d)	4.00%	06/15/29	9,096,253
	Environmental & Facilities Services — 0.1%
1,323,000	GFL Environmental, Inc. (d)	4.00%	08/01/28	1,214,756
	Total Foreign Corporate Bonds and Notes			25,971,008
	(Cost $25,908,109)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (e) (f) (g)	13,712
	(Cost $2,858,880)
RIGHTS — 0.0%
	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (c) (f) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (c) (f) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 7.8%
166,839,564	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (j)	166,839,564
	(Cost $166,839,564)

	Total Investments — 105.1%	2,255,195,614
	(Cost $2,288,331,263)
	Net Other Assets and Liabilities — (5.1)%	(110,191,986)
	Net Assets — 100.0%	$2,145,003,628

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2024, securities noted as such are valued at $3,432,000 or 0.2% of net assets.

(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $225,131,380 or
10.5% of net assets.

(e)	This issuer has filed for protection in bankruptcy court.
(f)	Non-income producing security.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(j)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,856,718,599	$—	$1,856,718,599	$—
Corporate Bonds and Notes*	205,652,731	—	205,652,731	—
Foreign Corporate Bonds and Notes*	25,971,008	—	25,971,008	—
Common Stocks*	13,712	—	13,712	—
Rights*	— **	—	—	— **
Money Market Funds	166,839,564	166,839,564	—	—
Total Investments	$2,255,195,614	$166,839,564	$2,088,356,050	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	249,316	$0.06	$2,858,880	$13,712	0.00%†

†	Amount is less than 0.01%.